INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income tax benefit at the statutory federal rate			$ 1,389,526	$ 1,193,185
State income tax benefits, net of federal benefit			50,907	35,149
Change in valuation allowance			1,440,433	1,228,334
Total	$ 0	$ 0